Financial Assets and Financial Liabilities - Schedule of Credit Quality and Maximum Exposure to Credit Risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	¥ 227,060	¥ 247,711
12-month Expected Credit Losses | Stage 1
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	34,520	63,240
Lifetime Expected Credit losses | Simplified Approach
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	192,540	184,471
Trade receivables [member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	192,540	184,471
Trade receivables [member] | Lifetime Expected Credit losses | Simplified Approach
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	192,540	184,471
Financial assets, class [member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	6,525	36,185
Financial assets, class [member] | 12-month Expected Credit Losses | Stage 1
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	6,525	36,185
Net Investments in Subleases - Normal
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	413	3,570
Net Investments in Subleases - Normal | 12-month Expected Credit Losses | Stage 1
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	413	3,570
Amounts Due from Related Parties-Normal
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	1,763	370
Amounts Due from Related Parties-Normal | 12-month Expected Credit Losses | Stage 1
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	1,763	370
Amounts Due from Shareholders-Normal
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	100	105
Amounts Due from Shareholders-Normal | 12-month Expected Credit Losses | Stage 1
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	100	105
Cash and Cash Equivalents - Not Yet Past Due
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	25,719	23,010
Cash and Cash Equivalents - Not Yet Past Due | 12-month Expected Credit Losses | Stage 1
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	¥ 25,719	¥ 23,010